Other Operating Income And Expenses - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 617	€ 416	€ 1,969
Other operating expense	1,422	1,204	2,531
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	102	133	€ 1,147
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	160	153
Gains on divestment of some mature products	€ 413	€ 288